UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	BASIC MATERIALS – 3.1%
28,875	Innophos Holdings, Inc.	$1,744,916
36,627	Minerals Technologies, Inc.	2,126,930
		3,871,846
	COMMUNICATIONS – 1.4%
12,556	Anixter International, Inc.	1,079,439
20,725	FTD Cos., Inc.*	682,682
		1,762,121
	CONSUMER, CYCLICAL – 15.8%
39,515	Casey's General Stores, Inc.	2,614,707
42,629	Cato Corp. - Class A	1,315,531
27,066	G&K Services, Inc. - Class A	1,301,604
41,974	G-III Apparel Group Ltd.*	3,260,120
50,080	Jack in the Box, Inc.	2,864,075
73,695	Knoll, Inc.	1,238,813
60,800	Rush Enterprises, Inc. - Class A*	2,141,984
91,630	Stage Stores, Inc.	1,651,173
22,967	Toro Co.	1,362,632
27,470	United Stationers, Inc.	1,059,793
42,165	Wolverine World Wide, Inc.	1,022,923
		19,833,355
	CONSUMER, NON-CYCLICAL – 11.6%
58,465	Cardtronics, Inc.*	2,254,410
74,511	Greatbatch, Inc.*	3,689,040
52,792	Haemonetics Corp.*	1,877,811
28,330	Helen of Troy Ltd.* 1	1,519,338
29,010	Matthews International Corp. - Class A	1,261,645
64,775	Snyder's-Lance, Inc.	1,607,068
32,096	TreeHouse Foods, Inc.*	2,359,056
		14,568,368
	ENERGY – 3.0%
65,900	Gulfmark Offshore, Inc. - Class A	2,521,993
214,560	Key Energy Services, Inc.*	1,317,398
		3,839,391
	FINANCIAL – 25.6%
79,968	American Equity Investment Life Holding Co.	1,770,491
46,735	Argo Group International Holdings Ltd.1	2,327,870
43,525	BBCN Bancorp, Inc.	653,745
50,710	Chesapeake Lodging Trust - REIT	1,505,073
42,022	DuPont Fabros Technology, Inc. - REIT	1,151,823
158,210	Education Realty Trust, Inc. - REIT	1,670,698
72,715	First Industrial Realty Trust, Inc. - REIT	1,312,506

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
73,145	First Midwest Bancorp, Inc.	$1,184,949
116,952	FNB Corp.	1,438,510
85,031	Healthcare Realty Trust, Inc. - REIT	2,100,266
264,930	Kite Realty Group Trust - REIT	1,616,073
19,989	Mid-America Apartment Communities, Inc. - REIT	1,397,631
44,330	PacWest Bancorp	1,847,231
47,235	Pinnacle Financial Partners, Inc.	1,747,695
22,252	PS Business Parks, Inc. - REIT	1,835,790
83,427	Selective Insurance Group, Inc.	1,859,588
5,087	Signature Bank*	581,902
29,610	UMB Financial Corp.	1,676,814
103,048	Umpqua Holdings Corp.	1,743,572
44,685	United Bankshares, Inc.	1,433,495
53,330	ViewPoint Financial Group, Inc.	1,340,716
		32,196,438
	INDUSTRIAL – 26.2%
37,880	Altra Industrial Motion Corp.	1,187,538
23,530	Analogic Corp.	1,692,042
54,385	Barnes Group, Inc.	1,862,686
116,220	Blount International, Inc.*	1,517,833
42,446	Bristow Group, Inc.	3,029,371
95,092	Calgon Carbon Corp.*	2,015,951
28,237	CLARCOR, Inc.	1,674,737
31,253	EnPro Industries, Inc.*	2,138,330
58,540	ESCO Technologies, Inc.	1,964,017
106,225	Fabrinet* 1	1,975,785
43,971	GATX Corp.	2,726,202
91,855	Harsco Corp.	2,321,176
101,280	Knight Transportation, Inc.	2,426,669
44,475	Koppers Holdings, Inc.	1,602,434
58,020	Plexus Corp.*	2,281,927
31,387	Zebra Technologies Corp. - Class A*	2,513,157
		32,929,855
	TECHNOLOGY – 4.5%
54,954	Diodes, Inc.*	1,401,327
57,527	Progress Software Corp.*	1,333,476
144,470	Silicon Graphics International Corp.*	1,373,910
77,297	SYKES Enterprises, Inc.*	1,600,048
		5,708,761
	UTILITIES – 7.3%
38,694	Avista Corp.	1,200,675
28,022	Black Hills Corp.	1,477,040

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
46,752	Cleco Corp.	$2,605,956
44,200	El Paso Electric Co.	1,628,770
50,258	NorthWestern Corp.	2,322,925
		9,235,366
	TOTAL COMMON STOCKS (Cost $124,626,109)	123,945,501

	SHORT-TERM INVESTMENTS – 2.8%
3,467,862	Fidelity Institutional Government Portfolio, 0.01%2	3,467,862

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,467,862)	3,467,862

	TOTAL INVESTMENTS – 101.3% (Cost $128,093,971)	127,413,363
	Liabilities in Excess of Other Assets – (1.3)%	(1,655,180)

	TOTAL NET ASSETS – 100.0%	$125,758,183

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 94.8%
	BASIC MATERIALS – 6.4%
$300,000	ArcelorMittal 9.500%, 2/15/20151	$310,950
300,000	Commercial Metals Co. 6.500%, 7/15/2017	327,000
		637,950
	COMMUNICATIONS – 15.7%
250,000	CenturyLink, Inc. 6.000%, 4/1/2017	271,250
300,000	CSC Holdings LLC 7.625%, 7/15/2018	341,250
300,000	Frontier Communications Corp. 8.250%, 4/15/2017	342,000
250,000	Gannett Co., Inc. 7.125%, 9/1/20182	259,688
300,000	Sprint Communications, Inc. 9.000%, 11/15/20183	351,750
		1,565,938
	CONSUMER, NON-CYCLICAL – 11.3%
300,000	ADT Corp. 4.125%, 4/15/2019	296,250
250,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	283,750
250,000	Service Corp. International 7.000%, 6/15/2017	276,875
250,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	270,625
		1,127,500
	DIVERSIFIED – 3.2%
300,000	Leucadia National Corp. 8.125%, 9/15/2015	321,750

	ENERGY – 9.8%
300,000	Chesapeake Energy Corp. 7.250%, 12/15/2018	340,500
300,000	El Paso LLC 7.000%, 6/15/2017	330,750
300,000	Peabody Energy Corp. 6.000%, 11/15/2018	299,250
		970,500

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL – 18.6%
$300,000	Aircastle Ltd. 6.750%, 4/15/20171	$326,625
250,000	CIT Group, Inc. 5.000%, 5/15/2017	262,812
300,000	General Motors Financial Co., Inc. 4.750%, 8/15/2017	314,625
300,000	GFI Group, Inc. 10.375%, 7/19/2018	368,250
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/20172	298,500
250,000	International Lease Finance Corp. 8.750%, 3/15/2017	283,750
		1,854,562
	INDUSTRIAL – 23.6%
250,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	267,500
300,000	Greif, Inc. 6.750%, 2/1/2017	326,250
250,000	Harsco Corp. 5.750%, 5/15/2018	269,844
250,000	Marquette Transportation Co. LLC
	10.875%, 1/15/20172	264,687
300,000	Masco Corp. 6.125%, 10/3/2016	327,039
250,000	Owens-Brockway Glass Container, Inc. 7.375%, 5/15/2016	270,625
300,000	SPX Corp. 6.875%, 9/1/2017	327,750
300,000	Teekay Offshore Partners LP
	6.000%, 7/30/20191	297,750
		2,351,445
	UTILITIES – 6.2%
300,000	AES Corp. 8.000%, 10/15/2017	344,250
250,000	Sabine Pass LNG LP 7.500%, 11/30/2016	272,500
		616,750
	TOTAL CORPORATE BONDS (Cost $9,512,284)	9,446,395

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 5.2%
519,296	Fidelity Institutional Government Portfolio, 0.01%4	$519,296

	TOTAL SHORT-TERM INVESTMENTS (Cost $519,296)	519,296

	TOTAL INVESTMENTS – 100.0% (Cost $10,031,580)	9,965,691
	Other Assets in Excess of liabilities – 0.0%	4,975

	TOTAL NET ASSETS – 100.0%	$9,970,666

LP – Limited Partnership

1	Foreign security denominated in U.S. Dollars.
2	Callable.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$128,095,268	$10,031,580

Gross unrealized appreciation	$5,049,305	$45,357
Gross unrealized depreciation	(5,731,210)	(111,246)
Net unrealized depreciation on investments	$(681,905)	$(65,889)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$123,945,501	$-	$-	$123,945,501
Short-Term Investments	3,467,862	-	-	3,467,862
Total Investments	$127,413,363	$-	$-	$127,413,363

Short Duration High Yield Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds2	$-	$9,446,395	$-	$9,446,395
Short-Term Investments	519,296	-	-	519,296
Total Investments	$519,296	$9,446,395	$-	$9,965,691

1	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2
All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/14